Customers and Other Financing and Non-Financing Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Accounts Receivable and Other Receivables
A.	Customers

	2021		2020
Domestic customers, net	Ps.	54,031,475	Ps.	35,049,717
Export customers, net		47,227,606		33,332,696

Total customers	Ps.	101,259,081	Ps.	68,382,413

Schedule of Breakdown of Accounts Receivable Based on Credit History
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2021 and 2020, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2021		2020
Current	Ps.	53,653,649	Ps.	34,034,116
1 to 30 days		876,782		535,938
31 to 60 days		384,335		110,911
61 to 90 days		46,924		19,614
More than 90 days		2,528,848		1,531,867

Total		57,490,538		36,232,446

Impaired (reserved)		(3,459,063)		(1,182,729)

Total	Ps.	54,031,475	Ps.	35,049,717

	Export customers
	2021		2020
Current	Ps.	41,549,673	Ps.	30,346,622
1 to 30 days		4,980,175		2,925,807
31 to 60 days		12,227		73,026
61 to 90 days		47,016		8,063
More than 90 days		921,432		190,541

Total		47,510,523		33,544,059
Impaired (reserved)		(282,917)		(211,363)

Total	Ps.	47,227,606	Ps.	33,332,696

Summary of Reconciliation for Impaired Accounts Receivable
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2021		2020		2019
Balance at the beginning of the year	Ps.	(1,182,729)	Ps.	(1,100,186)	Ps.	(1,409,014)
Impairment accounts receivable		(2,276,334)		(82,543)		308,828

Balance at the end of the year	Ps.	(3,459,063)	Ps.	(1,182,729)	Ps.	(1,100,186)

	Export customers
	2021		2020		2019
Balance at the beginning of the year	Ps.	(211,363)	Ps.	(182,823)	Ps.	(321,438)
Impairment accounts receivable		(72,761)		(20,353)		111,674
Translation effects		1,207		(8,187)		26,941

Balance at the end of the year	Ps.	(282,917)	Ps.	(211,363)	Ps.	(182,823)

Summary of Other Accounts Receivable
B.	Other financial and non-financial accounts receivable

	2021		2020
Financial assets:
Sundry debtors (1)	Ps.	37,034,460	Ps.	28,076,118
Employees and officers		3,752,693		3,539,505

Total financial assets	Ps.	40,787,153	Ps.	31,615,623

Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	80,581,955	Ps.	55,187,272
Special Tax on Production and Services		53,176,800		32,657,743
Other accounts receivable		2,591,360		1,944,413

Total non-financial assets:	Ps.	136,350,115	Ps.	89,789,428

(1)	Includes Ps. (210,672) , Ps. (197,215) and Ps. (37,139) of impairment, as of December 31, 2021, 2020 and 2019, respectively.